Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	132 Months Ended
	Aug. 31, 2025	Aug. 31, 2025
C000020473_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Maryland Municipal Income Fund
C000020473_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000020473_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,698
C000020473_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,734
C000020473_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,716
C000020473_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,625
C000020473_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,794
C000020473_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,275
C000020473_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,152
C000020473_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,323
C000020473_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,028
C000020473_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,105
C000020473_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Maryland 2+ Year Enhanced Municipal Linked Index
C000020473_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020473_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,753
C000020473_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,853
C000020473_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,835
C000020473_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,757
C000020473_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,205
C000020473_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,486
C000020473_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,432
C000020473_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,538
C000020473_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,175
C000020473_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,244
C000020473_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
C000020473_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020473_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,688
C000020473_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,782
C000020473_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,835
C000020473_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,780
C000020473_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,161
C000020473_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,574
C000020473_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,488
C000020473_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,684
C000020473_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,396
C000020473_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,405
C000020471_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Arizona Municipal Income Fund
C000020471_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020471_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,701
C000020471_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,747
C000020471_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,741
C000020471_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,661
C000020471_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,933
C000020471_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,323
C000020471_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,206
C000020471_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,376
C000020471_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,147
C000020471_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,139
C000020471_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Arizona 2+ Year Enhanced Municipal Linked Index
C000020471_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020471_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,736
C000020471_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,868
C000020471_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,881
C000020471_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,829
C000020471_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,213
C000020471_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,584
C000020471_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,518
C000020471_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,646
C000020471_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,343
C000020471_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,420
C000020471_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
C000020471_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020471_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,688
C000020471_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,782
C000020471_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,835
C000020471_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,780
C000020471_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,161
C000020471_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,574
C000020471_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,488
C000020471_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,684
C000020471_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,396
C000020471_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 12,405